AMERICAN MUNICIPAL TERM TRUSTS

BXT
CXT

ANNUAL REPORT
DECEMBER 31,
2001


[LOGO US BANCORP] Asset Management

[LOGO US BANCORP] Asset Management

AMERICAN MUNICIPAL TERM TRUSTS

                  TABLE OF CONTENTS

 2 Fund Overview

 7 Financial Statements and Notes

    Investments in Securities

    19  BXT

    21  CXT

26  Independent Auditor's Report

27 Federal Income Tax Information

29 Shareholder Update

PRIMARY INVESTMENTS

High-quality municipal obligations including municipal zero-coupon securities.

FUND OBJECTIVE

American Municipal Term Trust II (BXT) and American Municipal Term Trust III
(CXT) are diversified, closed-end management investment companies. The investment objectives of BXT and CXT are to provide high current income exempt from regular federal income tax and to return $10 per share on or shortly before April 15, 2002, and April 15, 2003, respectively. Each fund's termination may be extended up to five years if necessary to assist the fund in reaching its $10 per share objective. Each fund's income may be subject to state or local tax and the federal alternative minimum tax. Investors should consult their tax advisors.

As with other investment companies, there can be no assurance that any fund will achieve its objective.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

AVERAGE ANNUALIZED TOTAL RETURNS

Based on net asset value for the periods ended December 31, 2001
[CHART]

                                                                   Since
                                         One Year   Five Year    Inception

American Municipal Term Trust II          4.94%       4.74%        7.31%
  (BXT, inception 9/26/1991)

American Municipal Term Trust III         5.98%       5.76%        7.34%
  (CXT, inception 11/27/1992)


All total returns are through December 31, 2001, and reflect the reinvestment of distributions but not sales charges. Net asset value (NAV)-based performance is used to measure investment management results. As noted in earlier shareholder reports, we no longer compare the funds' NAV performance to a market benchmark. This is because our primary goal is to meet the funds' investment objectives of providing high current income exempt from regular federal income tax and returning $10 per share to investors at the funds' termination dates.

- Average annualized total returns based on the change in market price for the one-year, five-year, and since-inception periods ended December 31, 2001, were 9.79%, 6.28%, and 6.94% for BXT, and 11.35%, 7.04%, and 6.90% for CXT. These
returns assume reinvestment of all distributions and reflect sales charges on those distributions described in the funds' dividend reinvestment plan, but not on initial purchases. - PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THESE INVESTMENTS. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as these funds, often trade at discounts to NAV. Therefore, you may be unable to realize the full NAV of your shares when you sell.

FUND OVERVIEW

February 15, 2002

WE ARE PLEASED TO ANNOUNCE THAT THE AMERICAN MUNICIPAL TERM TRUST II (BXT) WILL RETURN MORE THAN ITS $10 PER SHARE OBJECTIVE WHEN IT TERMINATES IN APRIL 2002. The net asset value of BXT was $10.50 per share as of December 31, 2001. Also, the remaining term trust, the American Municipal Term Trust III (CXT), is on track with returning at least $10 per share at its termination date in April 2003, with a net asset value of $11.01 as of December 31, 2001. In addition, both trusts continued to pay high tax-free income by maintaining the same monthly dividend amounts they have paid since inception: 5.17 cents per share for BXT and 4.75 cents per share for CXT.

THE MOST SIGNIFICANT EVENT FOR THE BOND MARKET DURING THE FISCAL YEAR WAS THE FEDERAL RESERVE'S CAMPAIGN TO LOWER INTEREST RATES TO HELP THE FALTERING U.S. ECONOMY. From January through December, the Fed cut short-term rates 11 times from 6.50% to 1.75%. The cuts set a record for the most cuts in a calendar year by the central bank and left short-term rates at their lowest level in 40 years. Intermediate- and long-term municipal bond rates--as measured by the Bond Buyer 20 Index--exhibited a fair amount of volatility during the period but ended at 5.26%, close to where they began at 5.14%. On the other hand, short-term municipal bond rates fell drastically, in step with the cuts made by the Fed.

BONDS MATURING LESS THAN A YEAR BEYOND THE FUNDS' TERMINATION DATES

                                              BXT          CXT
                                           Inception    Inception
                                           9/26/1991   11/27/1992

At the Fund's Inception                       0%           0%
As of December 31, 2001                     100%          42%

[SIDENOTE]

FUND MANAGEMENT

DOUG WHITE, CFA, is primarily responsible for the management of the American Municipal Term Trusts. He has 19 years of financial experience.

CATHERINE STIENSTRA assists with the management of the American Municipal Term Trusts. She has 14 years of financial experience.

THE MUNICIPAL MARKET WAS ALSO IMPACTED BY A REVERSAL IN SUPPLY AND DEMAND TRENDS THAT BEGAN IN 2001. After a period of declining supply in the municipal bond market, supply of bonds was up 43% nationally compared to the same time frame last year. Typically an increase in supply would cause rates for municipal bonds to rise relative to Treasury securities. However, there has also been a big increase in demand for bonds due to the volatile stock market and several large buyers in the municipal market. This demand absorbed much of the excess supply of municipal bonds and dampened the effect on rates. Although these supply and demand trends affected the municipal market, they had little impact on the funds as turnover remains low as their termination dates approach.

CXT BENEFITED FROM FALLING SHORT-TERM MUNICIPAL RATES AS THE LOWER RATES REDUCED THE COST OF LEVERAGING THE PORTFOLIO. The fund is leveraged through the issuance of preferred stock. (See page 6 for more information about preferred stock.) The lower rates allowed us to borrow money at decreased costs and invest those borrowed funds in higher-yielding municipal investments. This, in turn, increased CXT's dividend reserve from 75 cents per share as of June 30, 2001, to 78 cents per share as of December 31, 2001.

DISTRIBUTION HISTORY SINCE INCEPTION

                                                           BXT          CXT
                                                        Inception    Inception
                                                        9/26/1991   11/27/1992

Total Monthly Income Distributions Through 12/31/2001

  Common Shareholders                                     $6.62        $5.24

  Preferred Shareholders (On a Common Share Basis)        $1.62        $1.45

Total Capital Gains Distributions to Common
Shareholders Through 12/31/2001                           $0.22        $0.14

BXT DID NOT BENEFIT FROM LOWER SHORT-TERM RATES AS WE HAVE DELEVERAGED THAT FUND--CALLED IN ITS PREFERRED STOCK--TO PREPARE FOR ITS TERMINATION. BXT began to use its dividend reserve to maintain its monthly common stock distributions as it approached termination. The dividend reserve for BXT decreased during the period from 84 cents per share as of June 30, 2001, to 62 cents per share as of December 31, 2001. We deleverage the portfolios as they near termination in order to reduce the interest-rate risk and credit risk in the portfolio. We expect to begin the process of calling in the preferred stock for CXT in 2002.

IN ADDITION TO REMOVING THE LEVERAGE, WE ALSO REDUCE THE RISK IN THE FUNDS AS WE NEAR TERMINATION BY SELLING OFF LONGER-MATURITY BONDS AS OPPORTUNITIES ARISE. We then replace these longer-term holdings with bonds that mature closer to the termination dates of the trusts. This process is complete in BXT with 100% of its holdings maturing before the termination in April 2002. In CXT, 42% of its holdings mature within a year of the fund's termination as of December 31, 2001.

ALTHOUGH THE FUNDS' NET ASSET VALUES ARE CURRENTLY ABOVE $10, THEY WILL TREND DOWNWARD AS THE PORTFOLIOS NEAR TERMINATION. Three factors cause this decline in net asset value. First, because of the strategy of selling longer-term bonds as the funds near termination, the funds may realize gains that will be distributed to shareholders. Second, the shorter-term securities may not generate enough income to maintain the funds' distribution levels, which would cause the funds to dip into their dividend reserves. Because both the capital gains and the dividend reserves

NET ASSET VALUE SUMMARY OF COMMON SHARES

                                                           BXT          CXT
                                                        Inception    Inception
                                                        9/26/1991   11/27/1992
-------------------------------------------------------------------------------
Initial Offering Price                                   $10.00       $10.00
-------------------------------------------------------------------------------
Initial Offering and Underwriting Expenses
(Common and Preferred Stock)                             -$0.66       -$0.67
-------------------------------------------------------------------------------
Accumulated Realized Gains on 12/31/2001                 +$0.58       +$0.01
-------------------------------------------------------------------------------
SUBTOTAL                                                  $9.92        $9.34
-------------------------------------------------------------------------------
Dividend Reserve
-------------------------------------------------------------------------------
(Undistributed Net Investment Income) on 12/31/2001      +$0.58       +$0.73
-------------------------------------------------------------------------------
Unrealized Appreciation on Investments on 12/31/2001         --       +$0.94
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE ON 12/31/2001                  $10.50       $11.01
-------------------------------------------------------------------------------

are part of the net asset value of the funds, the net asset values will decrease as they get paid out. Third, some of the bonds in the portfolios have values greater than their maturity or redemption values. Over time their market prices will converge toward prices that are at or near their maturity or refunding prices. BXT provides a good example of these factors as its net asset value was $10.86 six months ago and has trended downward to $10.50 as of December 31, 2001.

BOTH FUNDS PAID OUT SPECIAL DIVIDENDS IN SEPTEMBER 2001 AND JANUARY 2002 TO AVOID PAYING EXTRA TAXES ON UNDISTRIBUTED INCOME. BXT paid a special dividend of
12.1 cents per share and CXT paid out a special dividend of 2.9 cents per share from tax-exempt net investment income. In addition, BXT paid out a long-term capital gain of .9 cents per share and a short-term capital gain of .02 cents per share in September. In January 2002, BXT paid out a long-term capital gain of 6.27 cents per share, a short-term capital gain of .84 cents per share, and a taxable distribution of .31 cents per share. Also in January 2002, CXT paid out a long-term capital gain of .92 cents per share and a taxable distribution of ..06 cents per share.

AS ALWAYS, WE APPRECIATE YOUR INVESTMENT IN THESE FUNDS AND THE TRUST YOU HAVE PLACED IN OUR COMPANY TO MANAGE THEM. If you are a shareholder of BXT, this will be the last shareholder report you receive from us regarding the fund. We are pleased that we will be able to exceed the objective of the fund at termination and hope we have helped you achieve some of your financial goals. Please watch for more information (coming soon in the mail) about the process for terminating your shares in April. If you have any questions or would like help with reallocating your term trust investment, please call us at 800-677-FUND. To the shareholders of CXT, we will continue to execute the strategy outlined above and closely monitor the net asset value and income stream of the fund. We currently see no events that would cause us to fall short of CXT's objectives at its termination in 2003.

Sincerely,

/s/ Mark Jordahl

Mark Jordahl
Chief Investment Officer
U.S. Bancorp Asset Management, Inc.

PREFERRED STOCK

The preferred stock issued by BXT and CXT pays dividends at a specified rate and has preference over common stock in the payments of dividends and the liquidation of assets. Rates paid on preferred stock are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (shares of preferred stock are rated AAA by Moody's and S&P) and high liquidity (shares of preferred stock trade at par and are remarketed every seven days). The proceeds from the sale of preferred stock are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred stock, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred stock is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their fund did not have any preferred stock outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred stock results in the leveraging of common stock, which increases the volatility of both the NAV of the fund and the market value of shares of common stock.

PORTFOLIO COMPOSITION

As a percentage of total assets on December 31, 2001

[CHARTS]

American Municipal Term Trust II
Municipal Bond Bank                    1%
General Obligations                    3%
Transportation                         2%
Short Term                            94%

American Municipal Term Trust III
Health Care Revenue                   22%
IDR Pollution Control Revenue          5%
General Obligations                   19%
Other Assets                           1%
Education Revenue                      8%
Municipal Bond Bank                    2%
Utility Revenue                       33%
Economic Development Revenue           2%
Building Revenue                       3%
Housing Revenue                        5%

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  December 31, 2001
.................................................................................

                                                                AMERICAN        AMERICAN
                                                                MUNICIPAL      MUNICIPAL
                                                              TERM TRUST II  TERM TRUST III
                                                              -------------  --------------
ASSETS:
Investments in securities at market value* (note 2)  .......   $78,070,362     $84,199,032
Cash in bank on demand deposit  ............................            --             948
Accrued interest receivable  ...............................       159,134       1,115,397
Other assets  ..............................................           253          17,505
                                                               -----------     -----------
  Total assets  ............................................    78,229,749      85,332,882
                                                               -----------     -----------

LIABILITIES:
Common stock distributions payable (note 2)  ...............       926,098         303,690
Preferred stock distributions payable (note 3)  ............            --           1,275
Accrued investment management fee (note 5)  ................        16,553          18,082
Accrued administrative fee (note 5)  .......................        13,242          14,465
Bank overdraft  ............................................            67              --
Other accrued expenses  ....................................        34,171          18,957
                                                               -----------     -----------
  Total liabilities  .......................................       990,131         356,469
                                                               -----------     -----------
  Net assets applicable to outstanding capital stock  ......   $77,239,618     $84,976,413
                                                               ===========     ===========

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital (common and
  preferred stock)  ........................................   $68,777,741     $76,083,608
Undistributed net investment income  .......................     4,158,300       3,874,858
Accumulated net realized gain on investments  ..............     4,280,181          17,455
Unrealized appreciation of investments  ....................        23,396       5,000,492
                                                               -----------     -----------

  Total-representing net assets applicable to outstanding
    capital stock  .........................................   $77,239,618     $84,976,413
                                                               ===========     ===========
*Investments in securities at identified cost  .............   $78,046,966     $79,198,540
                                                               ===========     ===========

NET ASSET VALUE AND MARKET PRICE OF COMMON STOCK:
Net assets applicable to common stock  .....................   $77,239,618     $58,376,413
Shares of common stock outstanding (authorized 200 million
  shares for each fund of $0.01 par value)  ................     7,355,820       5,300,000
Net asset value per share  .................................   $     10.50     $     11.01
Market price per share  ....................................   $     10.62     $     11.00

LIQUIDATION PREFERENCE OF PREFERRED STOCK:
Net assets applicable to preferred stock (note 3)  .........   $        --     $26,600,000
Shares of preferred stock outstanding (authorized 1 million
  shares for each fund)  ...................................            --           1,064
Liquidation preference per share  ..........................   $        --     $    25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             2001 Annual Report  7  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For the Year Ended December 31, 2001
.................................................................................

                                                                AMERICAN        AMERICAN
                                                                MUNICIPAL      MUNICIPAL
                                                              TERM TRUST II  TERM TRUST III
                                                              -------------  --------------
INCOME:
Interest ...................................................   $ 5,225,505     $ 4,888,162
Dividends ..................................................        36,792              --
                                                               -----------     -----------

  Total investment income ..................................     5,262,297       4,888,162
                                                               -----------     -----------

EXPENSES (NOTE 5):
Investment management fee ..................................       247,685         214,042
Administrative fee  ........................................       198,377         170,720
Remarketing agent fee  .....................................        92,527          67,258
Custodian fees .............................................        14,861          12,843
Transfer agent fees ........................................        24,414          23,474
Registration fees  .........................................        19,518          23,518
Reports to shareholders  ...................................        25,989          19,976
Directors' fees ............................................         3,033           3,033
Audit and legal fees  ......................................        37,081          37,081
Other expenses  ............................................        28,872          27,456
                                                               -----------     -----------
  Total expenses ...........................................       692,357         599,401

  Net investment income ....................................     4,569,940       4,288,761
                                                               -----------     -----------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 4) ..................     4,807,944          68,093
Net change in unrealized appreciation or depreciation of
  investments  .............................................    (4,908,653)       (212,664)
                                                               -----------     -----------
  Net loss on investments  .................................      (100,709)       (144,571)
                                                               -----------     -----------

    Net increase in net assets resulting
      from operations ......................................   $ 4,469,231     $ 4,144,190
                                                               ===========     ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             2001 Annual Report  8  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
.................................................................................

                                                                  AMERICAN MUNICIPAL
                                                                     TERM TRUST II
                                                              ---------------------------
                                                               Year Ended     Year Ended
                                                                12/31/01       12/31/00
                                                              -------------  ------------
OPERATIONS:
Net investment income ......................................  $  4,569,940   $  6,240,008
Net realized gain on investments ...........................     4,807,944        211,392
Net change in unrealized appreciation or depreciation
  of investments ...........................................    (4,908,653)      (176,757)
                                                              ------------   ------------

  Net increase in net assets resulting from operations .....     4,469,231      6,274,643
                                                              ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
    Common stock dividends .................................    (5,476,408)    (4,798,937)
    Preferred stock dividends ..............................      (622,578)    (1,480,904)
From net realized gains:
    Common stock dividends .................................      (590,672)      (108,866)
    Preferred stock dividends ..............................       (11,787)       (39,500)
                                                              ------------   ------------
  Total distributions ......................................    (6,701,445)    (6,428,207)
                                                              ------------   ------------

CAPITAL SHARE TRANSACTIONS (NOTE 6):
Decrease in net assets from capital share transactions  ....   (37,000,000)            --
                                                              ------------   ------------
  Total decrease in net assets .............................   (39,232,214)      (153,564)

Net assets at beginning of year ............................   116,471,832    116,625,396
                                                              ------------   ------------

Net assets at end of year ..................................  $ 77,239,618   $116,471,832
                                                              ============   ============

Undistributed net investment income ........................  $  4,158,300   $  5,696,727
                                                              ============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             2001 Annual Report  9  American Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
.................................................................................

                                                                  AMERICAN MUNICIPAL
                                                                    TERM TRUST III
                                                              --------------------------
                                                               Year Ended    Year Ended
                                                                12/31/01      12/31/00
                                                              ------------  ------------
OPERATIONS:
Net investment income ......................................  $ 4,288,761   $ 4,261,590
Net realized gain (loss) on investments ....................       68,093        (5,736)
Net change in unrealized appreciation or depreciation
  of investments ...........................................     (212,664)    1,104,403
                                                              -----------   -----------

  Net increase in net assets resulting from operations .....    4,144,190     5,360,257
                                                              -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
    Common stock dividends .................................   (3,177,880)   (3,121,700)
    Preferred stock dividends ..............................     (702,050)   (1,045,368)
From net realized gains:
    Common stock dividends .................................      (48,760)           --
    Preferred stock dividends  .............................           --            --
                                                              -----------   -----------
  Total distributions ......................................   (3,928,690)   (4,167,068)
                                                              -----------   -----------

  Total increase in net assets .............................      215,500     1,193,189

Net assets at beginning of year ............................   84,760,913    83,567,724
                                                              -----------   -----------

Net assets at end of year ..................................  $84,976,413   $84,760,913
                                                              ===========   ===========

Undistributed net investment income ........................  $ 3,874,858   $ 3,469,885
                                                              ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

             2001 Annual Report  10  American Municipal Term Trusts

               NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) ORGANIZATION
.............................
                American Municipal Term Trust Inc. II (BXT) and American Municipal Term Trust Inc. III (CXT) (the funds) are registered under the Investment Company Act of 1940 (as amended) as diversified, closed-end management investment companies. BXT and CXT expect to terminate operations and distribute all of their net assets to shareholders on or shortly before April 15, 2002, and April 15, 2003, respectively, although termination may be extended to a date no later than April 15, 2008 in the case of CXT. The funds invest primarily in investment grade municipal obligations, including municipal zero-coupon securities. Fund shares are listed on the New York Stock Exchange under the symbols BXT and CXT, respectively.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
.............................
                INVESTMENTS IN SECURITIES
                Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable, or not reflective of market value, portfolio securities are valued according to procedures adopted by the funds' Board of Directors in good faith at "fair value," that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

                The current market value of certain fixed-income securities is provided by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Fixed-income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or

--------------------------------------------------------------------------------

             2001 Annual Report  11  American Municipal Term Trusts

--------------------------------------------------------------------------------
                from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

                Pricing services value domestic and foreign equity securities (and occasionally fixed-income securities) traded on a securities exchange or Nasdaq at the last reported sale price, up to the time of valuation. If there are no reported sales of a security on the valuation date, it is valued at the mean between the published bid and asked prices reported by the exchange or Nasdaq. If there are no sales and no published bid and asked quotations for a security on the valuation date or the security is not traded on an exchange or Nasdaq, the pricing service may obtain market quotations directly from broker-dealers.

                Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The funds segregate, with their custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the funds' net asset values if the funds make such purchases while remaining substantially fully invested. As of December 31, 2001, the funds had no outstanding when-issued or forward-commitments.

--------------------------------------------------------------------------------

             2001 Annual Report  12  American Municipal Term Trusts

--------------------------------------------------------------------------------

                FEDERAL TAXES
                Each fund is treated separately for federal income tax purposes. Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The funds also intend to distribute their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                There are no material differences between the book and tax basis of distributable earnings at December 31, 2001, and no material differences between the book and tax basis of dividends paid during the years ended December 31, 2001 and 2000.

                On the statements of assets and liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made as follows:

                                            AMERICAN        AMERICAN
                                            MUNICIPAL      MUNICIPAL
                                          TERM TRUST II  TERM TRUST III
                                          -------------  --------------
Decrease undistributed net
  investment income ....................     $9,381          $3,858
Increase accumulated net realized gain
  on investments .......................      9,381           3,858

                Permanent book-to-tax differences primarily relate to market discount amortization.

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common stock distributions are recorded as of the close of business on the ex-dividend date and preferred stock dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the funds' dividend

--------------------------------------------------------------------------------

             2001 Annual Report  13  American Municipal Term Trusts

--------------------------------------------------------------------------------
                reinvestment plans, reinvested in additional shares of the funds' common stock. Under the dividend reinvestment plans, common shares will be purchased in the open market.

                REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                The funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements with certain broker-dealers secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. In addition to repurchase agreements, the funds may invest in money market funds advised by the funds' advisor.

                USE OF ESTIMATES
                The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED
    PREFERRED
    STOCK
.............................
                American Municipal Term Trust Inc. III has issued and, as of December 31, 2001, has outstanding 1,064 shares of remarketed preferred stock (RP) with a liquidation preference of $25,000 per share. The dividend rate on the RP is adjusted every seven days as determined by the remarketing agent. On December 31, 2001, the dividend rate was 1.75%.

                RP is a registered trademark of Merrill Lynch & Company (Merrill Lynch).

--------------------------------------------------------------------------------

             2001 Annual Report  14  American Municipal Term Trusts

--------------------------------------------------------------------------------

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
.............................
                Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the year ended December 31, 2001, were as follows:

                                            AMERICAN        AMERICAN
                                            MUNICIPAL      MUNICIPAL
                                          TERM TRUST II  TERM TRUST III
                                          -------------  --------------
Purchases ..............................  $  7,192,142     $4,769,234
Proceeds from sales ....................   116,688,828      4,130,326

(5) EXPENSES
.............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                Pursuant to an investment advisory agreement (the agreement), U.S. Bancorp Asset Management, Inc. (the advisor), a subsidiary of U.S. Bank National Association (U.S. Bank) and successor to First American Asset Management, manages each fund's assets and furnishes related office facilities, equipment, research, and personnel. Each fund's agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized percentage of 0.25% of the fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the fund). For its fee, the advisor provides investment advice and, in general, conducts the management and investment activity of the funds.

                Pursuant to an administration agreement, U.S. Bank provides administrative services, including certain legal and shareholder services, to each fund. Each fund's administration agreement provides the administrator with a monthly fee in an amount equal to an annualized percentage of 0.20% of the fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the fund). For its fee, the administrator provides regulatory reporting and record-keeping services for the funds.

                REMARKETING AGENT FEE
                American Municipal Term Trust Inc. III has entered into a remarketing agreement with Merrill Lynch (the remarketing
--------------------------------------------------------------------------------

             2001 Annual Report  15  American Municipal Term Trusts

--------------------------------------------------------------------------------
                agent). The remarketing agreement provides the remarketing agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the fund's average amount of RP outstanding. For its fee, the remarketing agent will remarket shares of RP tendered to it, on behalf of shareholders thereof, and will determine the applicable dividend rate for each seven-day dividend period.

                OTHER FEES AND EXPENSES
                In addition to the investment management, administrative, and the remarketing agent fees, the funds are responsible for paying most other operating expenses including: outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal and auditing services, insurance, interest, taxes, and other miscellaneous expenses.

                During the year ended December 31, 2001, American Municipal Term Trust Inc. II and American Municipal Term Trust Inc. III paid $14,861 and $12,843, respectively, to U.S. Bank for custody services.

(6) CAPITAL SHARE
    TRANSACTIONS
.............................
                In preparation for the anticipated termination and liquidation of American Municipal Term Trust Inc. II on or about April 15, 2002, the fund redeemed the remaining outstanding shares of its preferred stock at a redemption price of $25,000 per share plus accumulated, but unpaid, dividends through the redemption date. The fund redeemed the following shares of preferred stock:

DATE                                        SHARES        COST
----                                      ----------  ------------
4/10/01.................................        180   $ 4,500,000
5/8/01..................................        320     8,000,000
7/17/01.................................        700    17,500,000
11/20/01................................        280     7,000,000
                                           --------   -----------
                                              1,480   $37,000,000
                                           ========   ===========

--------------------------------------------------------------------------------

             2001 Annual Report  16  American Municipal Term Trusts

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
.............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST II

                                                     Year Ended December 31,
                                          ---------------------------------------------
                                           2001    2000    1999    1998 (g)      1997
                                          ------  ------  ------  -----------  --------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................  $10.80  $10.82  $11.55    $11.60      $11.43
                                          ------  ------  ------    ------      ------
Operations:
  Net investment income ................    0.62    0.84    0.88      0.89        0.89
  Net realized and unrealized gains
    (losses) on investments ............   (0.01)   0.01   (0.72)    (0.09)       0.14
                                          ------  ------  ------    ------      ------
      Total from operations ............    0.61    0.85    0.16      0.80        1.03
                                          ------  ------  ------    ------      ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........   (0.75)  (0.65)  (0.72)    (0.62)      (0.62)
    Paid to preferred shareholders .....   (0.08)  (0.20)  (0.17)    (0.18)      (0.17)
  From net realized gains
    on investments
    Paid to common shareholders ........   (0.08)  (0.01)     --     (0.04)      (0.05)
    Paid to preferred shareholders .....      --   (0.01)     --     (0.01)      (0.02)
                                          ------  ------  ------    ------      ------
      Total distributions to
      shareholders .....................   (0.91)  (0.87)  (0.89)    (0.85)      (0.86)
                                          ------  ------  ------    ------      ------
Net asset value, common stock, end of
  period ...............................  $10.50  $10.80  $10.82    $11.55      $11.60
                                          ======  ======  ======    ======      ======
Market value, common stock, end of
  period ...............................  $10.62  $10.44  $10.13    $11.56      $11.38
                                          ======  ======  ======    ======      ======
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................    4.94%   6.16%  (0.13)%     5.36%      7.57%
Total return, common stock, market
  value (b) ............................    9.79%   9.86%  (6.49)%     7.65%     12.46%
Net assets at end of period
  (in millions) ........................  $   77  $  116  $  117    $  122      $  122
Ratio of expenses to average weekly net
  assets applicable to common
  stock (c) ............................    0.87%   0.98%   0.97%     0.89%       0.91%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (d)(e) ...............    4.98%   6.00%   6.33%     6.12%       6.21%
Portfolio turnover rate (excluding
  short-term securities) ...............       8%     15%      2%        2%          6%
Remarketed preferred stock outstanding
  end of period (in millions) ..........  $   --  $   37  $   37    $   37      $   37
Asset coverage per share (in
  thousands) (f) .......................  $   --  $   79  $   79    $   82      $   83
Liquidation preference and market value
  per share (in thousands) .............  $   --  $   25  $   25    $   25      $   25

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.70%, 0.67%, 0.67%, 0.62%, AND 0.64% FOR FISCAL YEARS 2001, 2000, 1999, 1998, AND 1997,
     RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY AVERAGE NET ASSETS APPLICABLE TO COMMON STOCK.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 4.62%, 5.36%, 5.44%, 5.32%, 5.36%, AND 5.48% FOR FISCAL YEARS 2001, 2000, 1999,
     1998, AND 1997, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED STOCK OUTSTANDING.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR WAS CHANGED FROM PIPER CAPITAL MANAGEMENT TO U.S. BANK.

--------------------------------------------------------------------------------

             2001 Annual Report  17  American Municipal Term Trusts

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
.............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL TERM TRUST III

                                                     Year Ended December 31,
                                          ---------------------------------------------
                                           2001    2000    1999    1998 (g)      1997
                                          ------  ------  ------  -----------  --------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................  $10.97  $10.75  $11.46    $11.39      $10.92
                                          ------  ------  ------    ------      ------
Operations:
  Net investment income ................    0.81    0.81    0.83      0.81        0.82
  Net realized and unrealized gains
    (losses) on investments ............   (0.03)   0.20   (0.81)     0.08        0.47
                                          ------  ------  ------    ------      ------
      Total from operations ............    0.78    1.01    0.02      0.89        1.29
                                          ------  ------  ------    ------      ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........   (0.60)  (0.59)  (0.57)    (0.57)      (0.57)
    Paid to preferred shareholders .....   (0.13)  (0.20)  (0.16)    (0.17)      (0.16)
  From net realized gains
    on investments
    Paid to common shareholders ........   (0.01)     --      --     (0.06)      (0.07)
    Paid to preferred shareholders .....      --      --      --     (0.02)      (0.02)
                                          ------  ------  ------    ------      ------
      Total distributions to
      shareholders .....................   (0.74)  (0.79)  (0.73)    (0.82)      (0.82)
                                          ------  ------  ------    ------      ------
Net asset value, common stock, end of
  period ...............................  $11.01  $10.97  $10.75    $11.46      $11.39
                                          ======  ======  ======    ======      ======
Market value, common stock, end of
  period ...............................  $11.00  $10.44  $ 9.94    $11.25      $10.94
                                          ======  ======  ======    ======      ======
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) ............................    6.07%   7.73%  (1.23)%     6.28%     10.42%
Total return, common stock, market
  value (b) ............................   11.35%  11.19%  (6.81)%     8.86%     11.93%
Net assets at end of period
  (in millions) ........................  $   85  $   85  $   84    $   87      $   87
Ratio of expenses to average weekly net
  assets applicable to common
  stock (c) ............................    1.02%   1.03%   1.03%     0.95%       0.99%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (d)(e) ...............    6.08%   5.62%   5.98%     5.67%       5.91%
Portfolio turnover rate (excluding
  short-term securities) ...............       5%      1%      1%        5%          7%
Remarketed preferred stock outstanding
  end of period (in millions) ..........  $   27  $   27  $   27    $   27      $   27
Asset coverage per share (in
  thousands) (f) .......................  $   80  $   80  $   78    $   82      $   82
Liquidation preference and market value
  per share (in thousands) .............  $   25  $   25  $   25    $   25      $   25

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.70%, 0.70%, 0.71%, 0.66%, AND 0.68% FOR FISCAL YEARS 2001, 2000, 1999, 1998, AND 1997,
     RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY AVERAGE NET ASSETS APPLICABLE TO COMMON STOCK.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.01%, 5.08%, 5.10%, 4.94%, AND 5.09% FOR FISCAL YEARS 2001, 2000, 1999, 1998, AND
     1997, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED STOCK OUTSTANDING.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR WAS CHANGED FROM PIPER CAPITAL MANAGEMENT TO U.S. BANK.

--------------------------------------------------------------------------------

             2001 Annual Report  18  American Municipal Term Trusts

INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II                                  December 31, 2001
 .........................................................................................

                                                            Principal           Market
Description of Security                                    Amount/Shares       Value (a)
---------------------------------------------------------  -----------        -----------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (5.4%):
  INDIANA (1.2%):
    Indiana Bond Bank, 5.15%, 2/1/02.....................  $   900,000        $   902,403
                                                                              -----------
  MICHIGAN (2.6%):
    Detroit General Obligation, 6.50%, 4/1/02............    2,000,000          2,023,140
                                                                              -----------
  TENNESSEE (1.6%):
    Memphis-Shelby County Airport Authority (MBIA), AMT,
      5.25%, 2/15/02.....................................    1,235,000(b)(c)    1,239,631
                                                                              -----------

      Total Municipal Long-Term Securities
        (cost: $4,141,778)...............................                       4,165,174
                                                                              -----------
MUNICIPAL SHORT-TERM SECURITIES (95.1%):
  COLORADO (5.8%):
    Colorado School Mines Development, 1.80%, 9/1/26.....    2,500,000(d)       2,500,000
    Colorado Springs-YMCA of Pikes Peak,
      1.25%, 11/1/20.....................................      750,000(d)         750,000
    Jefferson County-Rocky Mountain Butterfly,
      1.75%, 6/1/10......................................      710,000(d)         710,000
    National Cable Television Center, 1.75%, 10/1/06.....      500,000(d)         500,000
                                                                              -----------
                                                                                4,460,000
                                                                              -----------
  CONNECTICUT (25.9%):
    Health & Education Facility-Yale University,
      1.85%, 7/1/36......................................   20,000,000(d)      20,000,000
                                                                              -----------
  IOWA (10.6%):
    Higher Education Facility-Cornell College,
      1.75%, 11/1/16.....................................    2,000,000(d)       2,000,000
    Higher Education Facility-St. Ambrose University,
      1.75%, 10/1/09.....................................    1,800,000(d)       1,800,000
    Webster County Education Facilities Revenue,
      1.75%, 7/1/20......................................    4,400,000(d)       4,400,000
                                                                              -----------
                                                                                8,200,000
                                                                              -----------
  MINNESOTA (21.7%):
    Hennepin County General Obligation,
      1.60%, 12/1/10.....................................      400,000(d)         400,000
    Hennepin County General Obligation,
      1.60%, 12/1/20.....................................    4,000,000(d)       4,000,000
    Higher Education Facility-Carleton College,
      1.60%, 11/1/12.....................................    3,100,000(d)       3,100,000
    Mankato-Bethany Lutheran College, 1.70%, 11/1/15.....      850,000(d)         850,000
    Maple Grove Multifamily Housing, 1.70%, 11/1/31......      305,000(d)         305,000
    Mendota Heights Multifamily Housing,
      1.70%, 11/1/31.....................................    1,000,000(d)       1,000,000
    Minneapolis, 1.65%, 12/1/27..........................    3,000,000(d)       3,000,000
    Minneapolis Convention Center, 1.60%, 12/1/09........      100,000(d)         100,000
    University of Minnesota, 1.50%, 12/1/36..............    4,000,000(d)       4,000,000
                                                                              -----------
                                                                               16,755,000
                                                                              -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.
--------------------------------------------------------------------------------

             2001 Annual Report  19  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal           Market
Description of Security                                    Amount/Shares       Value (a)
---------------------------------------------------------  -----------        -----------
  NEW YORK (15.1%):
    New York City General Obligation, Series B,
      1.80%, 10/1/21.....................................  $ 3,700,000(d)     $ 3,700,000
    New York State Energy-Niagara Mohawk Power Corp,
      1.90%, 7/1/15......................................    4,000,000(d)       4,000,000
    New York State Energy-Niagara Mohawk Power Corp,
      1.95%, 7/1/27......................................    4,000,000(d)       4,000,000
                                                                              -----------
                                                                               11,700,000
                                                                              -----------
  TEXAS (5.6%):
    Harris County, 1.95%, 10/1/17........................    4,305,000(d)       4,305,000
                                                                              -----------
  UTAH (5.2%):
    Salt Lake City-Valley Mental Health,
      1.75%, 12/1/21.....................................    4,000,000(d)       4,000,000
                                                                              -----------
  WASHINGTON (5.2%):
    Washington State Health Care Facilities Authority,
      1.95%, 1/1/29......................................    4,000,000(d)       4,000,000
                                                                              -----------

      Total Municipal Short-Term Securities
        (cost: $73,420,000)..............................                      73,420,000
                                                                              -----------
RELATED PARTY MONEY MARKET FUND (0.6%):
    First American Tax Free Obligations Fund
      (cost: $485,188)...................................      485,188(e)         485,188
                                                                              -----------

      Total Investments in Securities
        (cost: $78,046,966) (f)..........................                     $78,070,362
                                                                              ===========

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(b)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
     MBIA - MUNICIPAL BOND INSURANCE ASSOCIATION
(c) AMT - ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 2001, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $1,239,631, WHICH REPRESENTS 1.60% OF NET ASSETS.
(d) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 2001. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(e) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANCORP ASSET MANAGEMENT, INC., WHICH ALSO SERVES AS ADVISOR FOR THIS FUND. SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS.
(f) ON DECEMBER 31, 2001, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $78,046,966. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION.......  $   23,396
      GROSS UNREALIZED DEPRECIATION.......          --
                                            ----------
        NET UNREALIZED APPRECIATION.......  $   23,396
                                            ==========

--------------------------------------------------------------------------------

             2001 Annual Report  20  American Municipal Term Trusts

INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III                                December 31, 2001
 .......................................................................................

                                                           Principal           Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  ----------        -----------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (98.5%):
  ALABAMA (0.6%):
    Agricultural and Mechanical University Revenue (MBIA)
      (Prerefunded to 11/1/02 at 102), 6.45%, 11/1/17....  $ 500,000(b)(d)   $   529,240
                                                                             -----------

  CALIFORNIA (1.0%):
    State Housing Finance Revenue (FHA),
      4.80%, 8/1/03......................................    790,000(b)          816,473
                                                                             -----------

  COLORADO (2.5%):
    Health Facilities Authority Revenue,
      4.65%, 1/1/03......................................  1,055,000           1,059,252
    Snowmass Village Multifamily Housing (FSA) (Callable
      12/15/02 at 102), 6.25%, 12/15/16..................  1,000,000(b)        1,026,470
                                                                             -----------
                                                                               2,085,722
                                                                             -----------

  DISTRICT OF COLUMBIA (2.2%):
    Catholic University of America (Connie Lee)
      (Prerefunded to 10/1/03 at 102), 6.30%, 10/1/13....  1,000,000(d)        1,086,580
    General Obligation (MBIA), 4.75%, 6/1/03.............    740,000(b)          763,539
                                                                             -----------
                                                                               1,850,119
                                                                             -----------

  FLORIDA (0.9%):
    Broward County School District, Zero-Coupon (MBIA),
      6.55%, 2/15/08.....................................  1,000,000(b)(f)       765,220
                                                                             -----------

  HAWAII (1.5%):
    State General Obligation (FGIC), 4.80%, 3/1/03.......  1,250,000(b)        1,287,400
                                                                             -----------

  ILLINOIS (18.1%):
    Chicago Wastewater Revenue (FGIC) (Prerefunded to
      1/1/03 at 102), 6.35%, 1/1/22......................  1,000,000(b)(d)     1,064,540
    Health Facility-Alexian Brothers Medical Center
      (MBIA) (Prerefunded to 1/1/02 at 102),
      6.38%, 1/1/15......................................  1,125,000(b)(d)     1,147,500
    Health Facility-Lutheran General Systems (FSA)
      (Escrowed to maturity) (Callable 4/1/03 at 102),
      6.13%, 4/1/12......................................  1,000,000(b)        1,101,470
    Health Facility-Elmhurst Memorial Hospital (FGIC)
      (Callable 1/1/02 at 102), 6.50%, 1/1/12............  1,190,000(b)        1,228,675
    Health Facility-Highland Park Hospital (FGIC),
      5.40%, 10/1/03.....................................  1,000,000(b)        1,050,810

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             2001 Annual Report  21  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                           Principal           Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  ----------        -----------
    Henry Hospital District (AMBAC) (Prerefunded to
      12/1/02 at 100), 6.60%, 12/1/17....................  $2,000,000(b)(d)  $ 2,088,340
    Higher Education Facility-Augustana College (Connie
      Lee), 5.00%, 10/1/03...............................    330,000             343,048
    Lake County Housing and Finance Corporation (FHA)
      (Callable 11/1/02 at 100), 6.70%, 11/1/14..........  2,000,000(b)        2,018,280
    Rochelle Water and Sewer Revenue (Prerefunded to
      5/1/02 at 102), 7.15%, 5/1/14......................  2,000,000(d)        2,075,980
    State General Obligation (FSA) (Callable 10/1/02 at
      102), 6.25%, 10/1/12...............................    410,000(b)          430,320
    State General Obligation (FSA) (Prerefunded to
      10/1/02 at 102), 6.25%, 10/1/12....................  2,690,000(b)(d)     2,833,861
                                                                             -----------
                                                                              15,382,824
                                                                             -----------

  INDIANA (14.5%):
    Crawfordsville School Building Corporation (Callable
      1/1/03 at 102), 6.25%, 7/1/11......................    500,000             529,190
    Freemont Middle School Building (AMBAC) (Prerefunded
      to 3/15/02 at 101), 6.75%, 3/15/13.................  3,000,000(b)(d)     3,061,950
    Health Facilities-Community Hospital Project (MBIA)
      (Callable 5/1/02 at 102), 6.40%, 5/1/12............  5,000,000(b)        5,157,150
    Health Facilities-Methodist Hospital (AMBAC)
      (Escrowed to maturity) (Callable 9/1/02 at 102),
      5.75%, 9/1/15......................................  1,000,000(b)        1,088,360
    Indiana Health Facility, 5.00%, 5/15/03..............    255,000             256,201
    Lake County Redevelopment Authority (MBIA) (Callable
      2/1/05 at 102), 6.45%, 2/1/11......................  1,600,000(b)        1,710,352
    Patoka Lake Regional Water and Sewer District (AMBAC)
      (Prerefunded to 1/1/04 at 101), 6.45%, 1/1/15......    500,000(b)(d)       539,680
                                                                             -----------
                                                                              12,342,883
                                                                             -----------

  IOWA (4.1%):
    Cedar Rapids Hospital Facilities (FGIC) (Prerefunded
      to 8/15/03 at 102), 6.13%, 8/15/13.................  1,200,000(b)(d)     1,294,116
    Muscatine Electric Revenue (AMBAC), 5.50%, 1/1/09....  2,000,000(b)        2,143,760
                                                                             -----------
                                                                               3,437,876
                                                                             -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             2001 Annual Report  22  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                           Principal           Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  ----------        -----------
  KANSAS (2.3%):
    Kansas City Utility Systems, Zero-Coupon (AMBAC),
      6.40%, 3/1/08......................................  $1,060,000(b)(f)  $   804,158
    Kansas City Utility Systems, Zero-Coupon (AMBAC)
      (Escrowed to maturity), 6.40%, 3/1/08..............  1,515,000(b)(f)     1,155,597
                                                                             -----------
                                                                               1,959,755
                                                                             -----------

  MAINE (2.5%):
    Water and Sewer Revenue (Callable 11/1/02 at 102),
      6.60%, 11/1/15.....................................  2,000,000           2,113,280
                                                                             -----------

  NEVADA (1.2%):
    Clark County School District (FGIC),
      5.75%, 6/15/03.....................................  1,000,000(b)        1,047,200
                                                                             -----------

  NEW MEXICO (1.3%):
    Las Cruces Health Facility-Evangelical Lutheran
      Project (FSA) (Callable 12/1/02 at 102),
      6.45%, 12/1/17.....................................  1,000,000(b)        1,051,230
                                                                             -----------

  NEW YORK (2.1%):
    State General Obligation, 5.20%, 8/1/03..............  1,735,000           1,805,857
                                                                             -----------

  NORTH DAKOTA (3.8%):
    Mercer County Pollution Control Revenue (AMBAC),
      7.20%, 6/30/13.....................................  2,700,000(b)        3,241,080
                                                                             -----------

  OKLAHOMA (1.0%):
    Tulsa County Independent School District No. 5,
      5.00%, 7/1/03......................................    850,000             879,444
                                                                             -----------

  RHODE ISLAND (1.5%):
    State Health and Education Building Corporation
      (Connie Lee) (Callable 4/1/03 at 102),
      6.38%, 4/1/12......................................  1,200,000           1,295,160
                                                                             -----------

  SOUTH CAROLINA (1.6%):
    Piedmont Municipal Power Agency (MBIA) (Prerefunded
      to 1/1/03 at 102), 6.30%, 1/1/14...................  1,285,000(b)(d)     1,367,291
                                                                             -----------

  SOUTH DAKOTA (2.9%):
    State Building Authority (AMBAC) (Prerefunded to
      9/1/02 at 102), 6.63%, 9/1/12......................    115,000(b)(d)       121,049
    State Building Authority (AMBAC) (Prerefunded to
      9/1/04 at 100), 6.63%, 9/1/12......................  2,235,000(b)(d)     2,350,237
                                                                             -----------
                                                                               2,471,286
                                                                             -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             2001 Annual Report  23  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                           Principal           Market
Description of Security                                      Amount           Value (a)
---------------------------------------------------------  ----------        -----------
  TEXAS (24.8%):
    Austin Utility System Revenue, Zero-Coupon (MBIA),
      6.53%, 11/15/08....................................  $5,000,000(b)(f)  $ 3,665,300
    Brazos River Authority Revenue, AMT,
      4.80%, 4/1/33......................................  1,000,000(e)        1,007,660
    Houston Water and Sewer Revenue (FSA) (Prerefunded to
      12/1/02 at 102), 6.38%, 12/1/14....................  1,900,000(b)(d)     2,006,381
    Jefferson County-Baptist Hospitals (AMBAC) (FHA),
      4.40%, 8/15/09.....................................  1,000,000(b)          985,890
    Montgomery County Hospital District (FSA)
      (Prerefunded to 4/1/02 at 102), 6.63%, 4/1/17......  3,300,000(b)(d)     3,407,679
    Pflugerville Independent School District (Prerefunded
      to 8/15/04 at 100), 5.75%, 8/15/15.................    975,000(d)        1,045,356
    San Antonio Electric and Gas, Zero-Coupon (FGIC),
      6.40%, 2/1/08......................................  4,500,000(b)(f)     3,434,805
    San Antonio Water Revenue (MBIA) (Callable 5/15/02 at
      102), 6.50%, 5/15/10...............................  1,585,000(b)        1,642,551
    San Antonio Water Revenue (MBIA) (Escrowed to
      maturity), 6.50%, 5/15/10..........................    440,000(b)          493,478
    San Antonio Water Revenue (MBIA) (Prerefunded to
      5/15/02 at 102), 6.50%, 5/15/10....................    875,000(b)(d)       908,478
    San Antonio Water Revenue (MBIA) (Prerefunded to
      5/15/04 at 100), 6.50%, 5/15/10....................    100,000(b)(d)       108,287
    State Capital Appreciation, Zero-Coupon (FGIC),
      6.43%, 4/1/08......................................  3,100,000(b)(f)     2,355,938
                                                                             -----------
                                                                              21,061,803
                                                                             -----------
  WASHINGTON (4.5%):
    Chelan County Public Utilities District (MBIA), AMT,
      5.55%, 7/1/03......................................    305,000(b)(e)       316,871
    Public Power Supply System (Callable 7/1/02 at 102),
      6.25%, 7/1/12......................................    770,000             799,945
    Public Power Supply System (Prerefunded to 7/1/02 at
      102), 6.25%, 7/1/12................................  2,600,000(d)        2,711,956
                                                                             -----------
                                                                               3,828,772
                                                                             -----------
  WEST VIRGINIA (3.2%):
    Clarksburg Water Revenue (Asset Guaranty) (Callable
      9/1/02 at 102), 6.25%, 9/1/14......................  2,620,000           2,744,712
                                                                             -----------
  WISCONSIN (0.4%):
    Amery Wisconsin Revenue, 4.90%, 6/1/03...............    300,000             304,311
                                                                             -----------

      Total Municipal Long-Term Securities
        (cost: $78,668,446)..............................                     83,668,938
                                                                             -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

             2001 Annual Report  24  American Municipal Term Trusts

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL TERM TRUST III
(CONTINUED)

                                                           Principal           Market
Description of Security                                    Amount/Shares      Value (a)
---------------------------------------------------------  ----------        -----------

MUNICIPAL SHORT-TERM SECURITIES (0.4%):
  MINNESOTA (0.3%):
    Mankato-Bethany Lutheran College, 1.70%, 11/1/15.....  $ 250,000(c)      $   250,000
                                                                             -----------
  WASHINGTON (0.1%):
    Washington State Health Care Facilities Authority,
      1.95%, 1/1/18......................................    100,000(c)          100,000
                                                                             -----------

      Total Municipal Short-Term Securities
        (cost: $350,000).................................                        350,000
                                                                             -----------
RELATED PARTY MONEY MARKET FUND (0.2%):
    First American Tax Free Obligations
      (cost: $180,094)...................................    180,094(g)          180,094
                                                                             -----------

      Total Investments in Securities
        (cost: $79,198,540) (h)..........................                    $84,199,032
                                                                             ===========

Notes to Investment in Securities:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(b)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
     AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
     FGIC - FINANCIAL GUARANTY INSURANCE CORPORATION
     FHA - FEDERAL HOUSING AUTHORITY
     FSA - FINANCIAL SECURITY ASSURANCE
     MBIA - MUNICIPAL BOND INSURANCE ASSOCIATION
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON DECEMBER 31, 2001. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. THESE BONDS MATURE AT THE DATE AND PRICE INDICATED.
(e) AMT - ALTERNATIVE MINIMUM TAX. AS OF DECEMBER 31, 2001, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $1,324,531, WHICH REPRESENTS 1.56% OF NET ASSETS.
(f) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(g) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANCORP ASSET MANAGEMENT, INC., WHICH ALSO SERVES AS ADVISOR FOR THIS FUND. SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS.
(h) ON DECEMBER 31, 2001, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $79,172,645. DIFFERENCES BETWEEN BOOK AND TAX PRIMARILY RELATE TO DEFERRAL OF MARKET DISCOUNT AMORTIZATION. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION.......  $5,034,065
      GROSS UNREALIZED DEPRECIATION.......      (7,678)
                                            ----------
        NET UNREALIZED APPRECIATION.......  $5,026,387
                                            ==========

--------------------------------------------------------------------------------

             2001 Annual Report  25  American Municipal Term Trusts

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS
AMERICAN MUNICIPAL TERM TRUST INC. II AND
AMERICAN MUNICIPAL TERM TRUST INC. III

We have audited the accompanying statements of assets and liabilities of American Municipal Term Trust Inc. II and American Municipal Term Trust Inc. III, including the schedules of investments in securities, as of December 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 1998, were audited by other auditors whose report dated
February 12, 1999, expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included examination or confirmation of securities owned as of December 31, 2001, with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of American Municipal Term Trust Inc. II and American Municipal Term Trust Inc. III at December 31, 2001, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                      /s/ Ernst & Young LLP

Minneapolis, Minnesota
January 25, 2002

--------------------------------------------------------------------------------

             2001 Annual Report  26  American Municipal Term Trusts

               FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

                The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Exempt-interest dividends are exempt from federal income tax and should not be included in your gross income, but need to be reported on your income tax return for informational purposes. Please consult a tax advisor on how to report these distributions at the state and local levels.

                COMMON STOCK INCOME DISTRIBUTIONS
                (INCOME FROM TAX-EXEMPT SECURITIES, 99.44% AND 100% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS, RESPECTIVELY)

                                            AMERICAN        AMERICAN
                                            MUNICIPAL      MUNICIPAL
PAYABLE DATE                              TERM TRUST II  TERM TRUST III
------------                              -------------  --------------
February 21, 2001 ......................     $0.0517        $0.0475
March 28, 2001 .........................      0.0517         0.0475
April 25, 2001 .........................      0.0517         0.0475
May 23, 2001 ...........................      0.0517         0.0475
June 27, 2001 ..........................      0.0517         0.0475
July 25, 2001 ..........................      0.0517         0.0475
August 22, 2001 ........................      0.0517         0.0475
September 26, 2001 .....................      0.1727         0.0765
October 24, 2001 .......................      0.0517         0.0475
November 20, 2001 ......................      0.0517         0.0475
December 18, 2001 ......................      0.0517         0.0475
January 10, 2002 .......................      0.0548         0.0481
                                             -------        -------
  Total ................................     $0.7445        $0.5996
                                             =======        =======

                COMMON STOCK SHORT-TERM GAINS
                (TAXABLE AS ORDINARY DIVIDENDS)

                                            AMERICAN        AMERICAN
                                            MUNICIPAL      MUNICIPAL
PAYABLE DATE                              TERM TRUST II  TERM TRUST III
------------                              -------------  --------------
September 26, 2001 .....................     $0.0002        $    --
January 10, 2002 .......................      0.0084         0.0092
                                             -------        -------
  Total ................................     $0.0086        $0.0092
                                             =======        =======

--------------------------------------------------------------------------------

             2001 Annual Report  27  American Municipal Term Trusts

--------------------------------------------------------------------------------

                COMMON STOCK LONG-TERM GAINS
                (TAXABLE AS CAPITAL GAINS DISTRIBUTIONS)

                                            AMERICAN        AMERICAN
                                            MUNICIPAL      MUNICIPAL
PAYABLE DATE                              TERM TRUST II  TERM TRUST III
------------                              -------------  --------------
September 26, 2001 .....................     $0.0090        $    --
January 10, 2002 .......................      0.0627             --
                                             -------        -------
  Total ................................     $0.0717        $    --
                                             =======        =======

                PREFERRED STOCK INCOME DISTRIBUTIONS
                (INCOME FROM TAX-EXEMPT SECURITIES, 99.44% AND 100% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS, RESPECTIVELY)

                                            AMERICAN        AMERICAN
                                            MUNICIPAL      MUNICIPAL
PAYABLE DATE                              TERM TRUST II  TERM TRUST III
------------                              -------------  --------------
Total ..................................    $601.4830      $660.7100
                                            =========      =========

                PREFERRED STOCK SHORT-TERM GAINS
                (TAXABLE AS ORDINARY DIVIDENDS)

                                            AMERICAN        AMERICAN
                                            MUNICIPAL      MUNICIPAL
PAYABLE DATE                              TERM TRUST II  TERM TRUST III
------------                              -------------  --------------
September 26, 2001 .....................     $0.8860        $    --
                                             =======        =======

                PREFERRED STOCK LONG-TERM GAINS
                (TAXABLE AS CAPITAL GAINS DISTRIBUTIONS)

                                            AMERICAN        AMERICAN
                                            MUNICIPAL      MUNICIPAL
PAYABLE DATE                              TERM TRUST II  TERM TRUST III
------------                              -------------  --------------
September 26, 2001 .....................    $41.2110        $     --
                                            ========        ========

--------------------------------------------------------------------------------

             2001 Annual Report  28  American Municipal Term Trusts

               SHAREHOLDER UPDATE
--------------------------------------------------------------------------------

                ANNUAL MEETING RESULTS
                An annual meeting of the funds' shareholders was held on August 27, 2001. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

                (1) The funds' preferred shareholders elected the following directors:

                                             SHARES      SHARES WITHHOLDING
                                           VOTED "FOR"   AUTHORITY TO VOTE
                                          -------------  ------------------
AMERICAN MUNICIPAL TERM TRUST II
Roger A. Gibson ........................          820               129
Leonard W. Kedrowski ...................          820               129

AMERICAN MUNICIPAL TERM TRUST III
Roger A. Gibson ........................        1,052                --
Leonard W. Kedrowski ...................        1,052                --

                (2) The funds' preferred and common shareholders, voting as a class, elected the following directors:

                                             SHARES      SHARES WITHHOLDING
                                           VOTED "FOR"   AUTHORITY TO VOTE
                                          -------------  ------------------
AMERICAN MUNICIPAL TERM TRUST II
Robert J. Dayton .......................     6,673,752           413,749
Andrew S. Duff .........................     7,044,184            43,317
Andrew M. Hunter III ...................     7,045,684            41,817
John M. Murphy, Jr. ....................     7,043,684            43,817
Richard K. Riederer ....................     7,044,184            43,317
Joseph D. Strauss ......................     7,044,684            42,817
Virginia L. Stringer ...................     7,042,284            45,217
James M. Wade ..........................     7,044,995            42,506

--------------------------------------------------------------------------------

             2001 Annual Report  29  American Municipal Term Trusts

--------------------------------------------------------------------------------

                                             SHARES      SHARES WITHHOLDING
                                           VOTED "FOR"   AUTHORITY TO VOTE
                                          -------------  ------------------
AMERICAN MUNICIPAL TERM TRUST III
Robert J. Dayton .......................     4,783,572           376,111
Andrew S. Duff .........................     5,123,044            36,639
Andrew M. Hunter III ...................     5,125,572            34,111
John M. Murphy, Jr. ....................     5,125,572            34,111
Richard K. Riederer ....................     5,123,572            36,111
Joseph D. Strauss ......................     5,124,572            35,111
Virginia L. Stringer ...................     5,123,102            36,581
James M. Wade ..........................     5,125,572            34,111

                (3) The funds' preferred and common shareholders, voting as a class, ratified the selection by a majority of the independent members of the funds' Board of Directors of Ernst and Young LLP as the independent public accountants for the funds for the fiscal year ending December 31, 2001. The following votes were cast regarding this matter:

                                          SHARES VOTED  SHARES VOTED                BROKER
                                             "FOR"       "AGAINST"    ABSTENTIONS  NON-VOTES
                                          ------------  ------------  -----------  ---------
American Municipal Term Trust II .......    7,029,068       15,127        43,306          --
American Municipal Term Trust III ......    5,111,754       21,355        26,573           1

                (4) The preferred and common shareholders of American Municipal
                    Term Trust II, voting as a class, approved a plan of liquidation and dissolution for the fund, providing for the sale of all of the assets of the fund and the distribution of the proceeds to fund shareholders on or shortly before April 15, 2002. The following votes were cast regarding this matter:

    SHARES           SHARES                       BROKER
  VOTED "FOR"    VOTED "AGAINST"   ABSTENTIONS   NON-VOTES
 -------------  -----------------  -----------  -----------
    4,037,730          118,015         96,235    2,835,143

--------------------------------------------------------------------------------

             2001 Annual Report  30  American Municipal Term Trusts

--------------------------------------------------------------------------------

                TERMS AND CONDITIONS OF THE DIVIDEND REINVESTMENT PLAN
                As a shareholder, you may choose to participate in the Dividend Reinvestment Plan. It's a convenient and economical way to buy additional shares of the fund by automatically reinvesting dividends and capital gains. The plan is administered by EquiServe, the plan agent.

                ELIGIBILITY/PARTICIPATION
                You may join the plan at any time. Reinvestment of distributions will begin with the next distribution paid, provided your request is received at least 10 days before the record date for that distribution.

                If your shares are in certificate form, you may join the plan directly and have your distributions reinvested in additional shares of the fund. To enroll in this plan, call EquiServe at 800-543-1627. If your shares are registered in your brokerage firm's name or another name, ask the holder of your shares how you may participate.

                Banks, brokers, or nominees, on behalf of their beneficial owners who wish to reinvest dividend and capital gains distributions, may participate in the plan by informing EquiServe at least 10 days before the next dividend and/or capital gains distribution.

                PLAN ADMINISTRATION
                Beginning no more than five business days before the dividend payment date, EquiServe will buy shares of the fund on the New York Stock Exchange (NYSE) or elsewhere on the open market.

                The fund will not issue any new shares in connection with the plan. All reinvestments will be at a market price plus a pro rata share of any brokerage commissions, which may be more or less than the fund's net asset value per share. The number of shares allocated to you is determined by dividing the amount of the dividend or distribution by the applicable price per share.

--------------------------------------------------------------------------------

             2001 Annual Report  31  American Municipal Term Trusts

--------------------------------------------------------------------------------

                There is no direct charge for reinvestment of dividends and capital gains since EquiServe fees are paid for by the fund. However, each participant pays a pro rata portion of the brokerage commissions. Brokerage charges are expected to be lower than those for individual transactions because shares are purchased for all participants in blocks. As long as you continue to participate in the plan, distributions paid on the shares in your account will be reinvested.

                EquiServe maintains accounts for plan participants holding shares in certificate form and will furnish written confirmation of all transactions, including information you need for tax records. Reinvested shares in your account will be held by EquiServe in noncertificated form in your name.

                TAX INFORMATION
                Distributions invested in additional shares of the fund are subject to income tax, just as they would be if received in cash. When shares are issued by the fund at a discount from market value, shareholders will be treated as having received distributions of an amount equal to the full market value of those shares. Shareholders, as required by the Internal Revenue Service, will receive Form 1099 regarding the federal tax status of the prior year's distributions.

                PLAN WITHDRAWAL
                If you hold your shares in certificate form, you may terminate your participation in the plan at any time by giving written notice to EquiServe. If your shares are registered in your brokerage firm's name, you may terminate your participation via verbal or written instructions to your investment professional. Written instructions should include your name and address as they appear on the certificate or account.

                If notice is received at least 10 days before the record date, all future distributions will be paid directly to the shareholder of record.
--------------------------------------------------------------------------------

             2001 Annual Report  32  American Municipal Term Trusts

--------------------------------------------------------------------------------

                If your shares are issued in certificate form and you discontinue your participation in the plan, you (or your nominee) will receive an additional certificate for all full shares and a check for any fractional shares in your account.

                PLAN AMENDMENT/TERMINATION
                The fund reserves the right to amend or terminate the plan. Should the plan be amended or terminated, participants will be notified in writing at least 90 days before the record date for such dividend or distribution. The plan may also be amended or terminated by EquiServe with at least 90 days written notice to participants in the plan.

                Any questions about the plan should be directed to your investment professional or to EquiServe LP, P.O. Box 8218, Boston, Massachusetts 02266, 800-543-1627.

--------------------------------------------------------------------------------

             2001 Annual Report  33  American Municipal Term Trusts

--------------------------------------------------------------------------------

              DIRECTORS AND OFFICERS OF THE FUND

                                                                                               NUMBER OF            OTHER
                            POSITION(S)       TERM OF OFFICE                               PORTFOLIOS IN FUND   DIRECTORSHIPS
                                HELD          AND LENGTH OF      PRINCIPAL OCCUPATION(S)    COMPLEX OVERSEEN       HELD BY
 NAME, ADDRESS, AND AGE      WITH FUND         TIME SERVED         DURING PAST 5 YEARS        BY DIRECTOR         DIRECTOR
-------------------------  --------------  --------------------  -----------------------  --------------------  -------------
INDEPENDENT DIRECTORS

Robert J. Dayton, 5140     Director        Term expiring         Retired Chief Executive  First American Funds      None
Norwest Center,                            earlier of death,     Officer, Okabena         Complex: fifteen
Minneapolis, Minnesota                     resignation,          Company, a private       Registered
55402 (59)                                 removal,              family financial         Investment
                                           disqualification, or  services office;         Companies, including
                                           successor duly        Chairman, Okabena        seventy three
                                           elected and           Company Board            portfolios
                                           qualified. Director   (1989-present); Chief
                                           of BXT and CXT since  Executive Officer,
                                           August 1998           Okabena Company
                                                                 (1993-June 2001)

Roger A. Gibson, 1020      Director        Term expiring         Vice President,          First American Funds      None
15th Street, Suite 41A,                    earlier of death,     Cargo -- United          Complex: fifteen
Denver, Colorado 80202                     resignation,          Airlines, since July     Registered
(55)                                       removal,              2001; Vice President,    Investment
                                           disqualification, or  North America-Mountain   Companies, including
                                           successor duly        Region for United        seventy three
                                           elected and           Airlines (1995-2001)     portfolios
                                           qualified. Director
                                           of BXT and CXT since
                                           August 1998

Andrew M. Hunter III, 537  Director        Term expiring         Chairman, Hunter, Keith  First American Funds      None
Harrington Road, Wayzata,                  earlier of death,     Industries, a            Complex: fifteen
Minnesota 55391 (54)                       resignation,          diversified              Registered
                                           removal,              manufacturing and        Investment
                                           disqualification, or  services management      Companies, including
                                           successor duly        company, since 1975      seventy three
                                           elected and                                    portfolios
                                           qualified. Director
                                           of BXT and CXT since
                                           August 1998

Leonard W. Kedrowski, 16   Director        Term expiring         Owner, Executive and     First American Funds      None
Dellwood Avenue,                           earlier of death,     Management               Complex: fifteen
Dellwood, Minnesota                        resignation,          Consulting, Inc., a      Registered
55110 (60)                                 removal,              management consulting    Investment
                                           disqualification, or  firm, since 1992; Chief  Companies, including
                                           successor duly        Executive Officer,       seventy three
                                           elected and           Creative Promotions      portfolios
                                           qualified. Director   International, LLC, a
                                           of BXT and CXT since  promotional award
                                           August 1998           programs and products
                                                                 company, since 1999;
                                                                 Board member, GC
                                                                 McGuiggan Corporation
                                                                 (dba Smyth Companies),
                                                                 manufacturer of
                                                                 designer doors; acted
                                                                 as CEO of Graphics
                                                                 Unlimited from
                                                                 1996-1998

Richard K. Riederer, 741   Director        Term expiring         Retired; President and   First American Funds      None
Chestnut Road, Sewickley,                  earlier of death,     Chief Executive          Complex: fifteen
Pennsylvania 15143 (57)                    resignation,          Officer, Weirton Steel   Registered
                                           removal,              (1995-2001); Director,   Investment
                                           disqualification, or  Weirton Steel            Companies, including
                                           successor duly        (1993-2001); Executive   seventy three
                                           elected and           Vice President and       portfolios
                                           qualified. Director   Chief Financial
                                           of BXT and CXT since  Officer, Weirton Steel,
                                           August 2001           (1994- 1995); Vice
                                                                 President of Finance
                                                                 and Chief Financial
                                                                 Officer, Weirton Steel
                                                                 (1989-1994)

--------------------------------------------------------------------------------

             2001 Annual Report  34  American Municipal Term Trusts

--------------------------------------------------------------------------------

                                                                                               NUMBER OF            OTHER
                            POSITION(S)       TERM OF OFFICE                               PORTFOLIOS IN FUND   DIRECTORSHIPS
                                HELD          AND LENGTH OF      PRINCIPAL OCCUPATION(S)    COMPLEX OVERSEEN       HELD BY
 NAME, ADDRESS, AND AGE      WITH FUND         TIME SERVED         DURING PAST 5 YEARS        BY DIRECTOR         DIRECTOR
-------------------------  --------------  --------------------  -----------------------  --------------------  -------------
Joseph D. Strauss, 8525    Director        Term expiring         Chairman of FAF's and    First American Funds      None
Edinbrook Crossing,                        earlier of death,     FAIF's Boards from 1993  Complex: fifteen
Suite 5, Brooklyn Park,                    resignation,          to September 1997 and    Registered
Minnesota 55443 (61)                       removal,              of FASF's Board from     Investment
                                           disqualification, or  June 1996 to September   Companies, including
                                           successor duly        1997; President of FAF   seventy three
                                           elected and           and FAIF from June 1989  portfolios
                                           qualified. Director   to November 1989; Owner
                                           of BXT and CXT since  and Executive Officer,
                                           August 1998           ExcensusTM LLC, a
                                                                 consulting firm, since
                                                                 2001; Owner and
                                                                 President, Strauss
                                                                 Management Company,
                                                                 since 1993; Owner,
                                                                 Chairman and Chief
                                                                 Executive Officer,
                                                                 Community Resource
                                                                 Partnerships, Inc., a
                                                                 strategic planning,
                                                                 operations management,
                                                                 government relations,
                                                                 transportation planning
                                                                 and public relations
                                                                 organization, since
                                                                 1993; attorney at law

Virginia L. Stringer, 712  Chair;          Chair Term three      Owner and President,     First American Funds      None
Linwood Avenue, St. Paul,  Director        years. Directors      Strategic Management     Complex: fifteen
Minnesota 55105 (57)                       Term expiring         Resources, Inc., since   Registered
                                           earlier of death,     1993; Executive          Investment
                                           resignation,          Consultant for State     Companies, including
                                           removal,              Farm Insurance Company   seventy three
                                           disqualification, or  since 1997; formerly     portfolios
                                           successor duly        President and Director,
                                           elected and           The Inventure Group, a
                                           qualified. Chair of   management consulting
                                           FAIP's Board since    and training company;
                                           1999; Director of     President,
                                           BXT and CXT since     Scott's, Inc., a
                                           August 1998           transportation company,
                                                                 and Vice President of
                                                                 Human Resources, The
                                                                 Pillsbury Company

James M. Wade, 2802 Wind   Director        Term expiring         Owner and President,     First American Funds      None
Bluff Circle, Wilmington,                  earlier of death,     Jim Wade Homes, a        Complex: fifteen
North Carolina                             resignation,          homebuilding company,    Registered
28409 (58)                                 removal,              since 1999; Vice         Investment
                                           disqualification, or  President and Chief      Companies, including
                                           successor duly        Financial Officer,       seventy three
                                           elected and           Johnson                  portfolios
                                           qualified. Director   Controls, Inc., a
                                           of BXT and CXT since  controls manufacturing
                                           August 2001           company (1987-1991)

--------------------------------------------------------------------------------

             2001 Annual Report  35  American Municipal Term Trusts

--------------------------------------------------------------------------------

                                                                                               NUMBER OF            OTHER
                            POSITION(S)       TERM OF OFFICE                               PORTFOLIOS IN FUND   DIRECTORSHIPS
                                HELD          AND LENGTH OF      PRINCIPAL OCCUPATION(S)    COMPLEX OVERSEEN       HELD BY
 NAME, ADDRESS, AND AGE      WITH FUND         TIME SERVED         DURING PAST 5 YEARS        BY DIRECTOR         DIRECTOR
-------------------------  --------------  --------------------  -----------------------  --------------------  -------------
INTERESTED DIRECTOR(S)

John M. Murphy, Jr., 800   Director        Term expiring         Chairman and Chief       First American Funds      None
Nicollet Mall,                             earlier of death,     Investment Officer,      Complex: fifteen
Minneapolis, Minnesota                     resignation,          First American Asset     Registered
55402 (60)*                                removal,              Management and U.S.      Investment
                                           disqualification, or  Bank Trust, N.A., and    Companies, including
                                           successor duly        Executive Vice           seventy three
                                           elected and           President, U.S. Bancorp  portfolios
                                           qualified. Director   (1991- 1999); Executive
                                           of BXT and CXT since  Vice President, U.S.
                                           August 1999           Bancorp since January
                                                                 1999; Minnesota State
                                                                 Chairman -- U.S.
                                                                 Bancorp since 2000

* MR. MURPHY IS CONSIDERED AN "INTERESTED" DIRECTOR BECAUSE OF HIS EMPLOYMENT WITH U.S. BANCORP, U.S. BANCORP ASSET MANAGEMENT AND ITS PREDECESSOR, FIRST AMERICAN ASSET MANAGEMENT, U.S. BANK TRUST, NATIONAL ASSOCIATION., AND HIS OWNERSHIP OF SECURITIES ISSUED BY U.S. BANCORP.
     THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT FUND DIRECTORS AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800-677-FUND, OR WRITING FIRST AMERICAN FUNDS,
     P.O. BOX 1330, MINNEAPOLIS, MINNESOTA, 55440-1330.

                                                                                                    NUMBER OF            OTHER
                            POSITION(S)       TERM OF OFFICE                                    PORTFOLIOS IN FUND   DIRECTORSHIPS
                                HELD          AND LENGTH OF        PRINCIPAL OCCUPATION(S)       COMPLEX OVERSEEN       HELD BY
 NAME, ADDRESS, AND AGE      WITH FUND         TIME SERVED           DURING PAST 5 YEARS           BY DIRECTOR         DIRECTOR
-------------------------  --------------  --------------------  ----------------------------  --------------------  -------------
OFFICERS

Thomas S. Schreier, Jr.,   President       Re-elected by the     Chief Executive Officer of             NA                NA
U.S. Bancorp Asset                         Board annually;       U.S. Bancorp Asset
Management, Inc., 800                      President of BXT and  Management, Inc. since May
Nicollet Mall,                             CXT since February    2001; Chief Executive
Minneapolis, Minnesota                     2001                  Officer of First American
55402 (39)*                                                      Asset Management from
                                                                 December 2000 through May
                                                                 2001 and of Firstar
                                                                 Investment & Research
                                                                 Management Company from
                                                                 February 2001 through May
                                                                 2001; Senior Managing
                                                                 Director and Head of Equity
                                                                 Research of U.S. Bancorp
                                                                 Piper Jaffray through
                                                                 December 2000; Senior
                                                                 Airline Analyst and Director
                                                                 of Equity Research of Credit
                                                                 Suisse First Boston through
                                                                 1998

--------------------------------------------------------------------------------

             2001 Annual Report  36  American Municipal Term Trusts

--------------------------------------------------------------------------------

                                                                                                    NUMBER OF            OTHER
                            POSITION(S)       TERM OF OFFICE                                    PORTFOLIOS IN FUND   DIRECTORSHIPS
                                HELD          AND LENGTH OF        PRINCIPAL OCCUPATION(S)       COMPLEX OVERSEEN       HELD BY
 NAME, ADDRESS, AND AGE      WITH FUND         TIME SERVED           DURING PAST 5 YEARS           BY DIRECTOR         DIRECTOR
-------------------------  --------------  --------------------  ----------------------------  --------------------  -------------
Mark S. Jordahl, U.S.      Vice            Re-elected by the     Chief Investment Officer of            NA                NA
Bancorp Asset              President --    Board annually; Vice  U.S. Bancorp Asset
Management, Inc. 800       Investments     President --          Management, Inc. since
Nicollet Mall,                             Investments of BXT    September 2001; President
Minneapolis, Minnesota                     and CXT since         and Chief Investment
55402 (41)*                                September 2001        Officer, ING Investment
                                                                 Management -- Americas
                                                                 (September 2000 to present);
                                                                 Senior Vice President and
                                                                 Chief Investment Officer,
                                                                 ReliaStar Financial Corp.
                                                                 (January 1998 to September
                                                                 2000); Executive Vice
                                                                 President and Managing
                                                                 Director, Washington Square
                                                                 Advisers (January 1996 to
                                                                 December 1997); Senior Vice
                                                                 President, Private
                                                                 Placements, Washington
                                                                 Square Capital, Inc.
                                                                 (January 1992 to January
                                                                 1996)

Peter O. Torvik, U.S.      Vice            Re-elected by the     Executive Vice President of            NA                NA
Bancorp Asset              President --    Board annually; Vice  U.S. Bancorp Asset
Management, Inc. 800       Marketing       President --          Management since May 2001;
Nicollet Mall,                             Marketing of BXT and  Executive Vice President of
Minneapolis, Minnesota                     CXT since September   First American Asset
55402 (47)*                                2000                  Management from February
                                                                 2001 through May 2001;
                                                                 President and partner of DPG
                                                                 Group, a Florida-based
                                                                 partnership engaged in
                                                                 affinity marketing through
                                                                 2000

Jeffery M. Wilson, U.S.    Vice            Re-elected by the     Senior Vice President of               NA                NA
Bancorp Asset              President --    Board annually; Vice  U.S. Bancorp Asset
Management, Inc. 800       Administration  President --          Management since May 2001;
Nicollet Mall,                             Administration of     Senior Vice President of
Minneapolis, Minnesota                     BXT and CXT since     First American Asset
55402 (45)*                                March 2000            Management through May 2001

Robert H. Nelson, U.S.     Treasurer       Re-elected by the     Senior Vice President of               NA                NA
Bancorp Asset                              Board annually;       U.S. Bancorp Asset
Management, Inc. 800                       Treasurer of BXT and  Management since May 2001;
Nicollet Mall,                             CXT since March 2000  Senior Vice President of
Minneapolis, Minnesota                                           First American Asset
55402 (38)*                                                      Management from 1998 through
                                                                 May 2001 and of Firstar
                                                                 Investment & Research
                                                                 Management Company from
                                                                 February 2001 through May
                                                                 2001; Senior Vice President
                                                                 of Piper Capital Management
                                                                 Inc. through 1998

James L. Chosy, U.S.       Secretary       Re-elected by the     Associate General Counsel of           NA                NA
Bancorp Asset                              Board annually;       U.S. Bancorp since 1996
Management, Inc. 800                       Secretary of BXT and
Nicollet Mall,                             CXT since February
Minneapolis, Minnesota                     2001
55402 (38)*

Michael J. Radmer, 50      Assistant       Re-elected by the     Partner, Dorsey & Whitney              NA                NA
South Sixth Street,        Secretary       Board annually;       LLP, a Minneapolis- based
Suite 1500, Minneapolis,                   Assistant Secretary   law firm
Minnesota 55402 (56)                       of BXT and CXT since
                                           March 2000;
                                           Secretary of BXT and
                                           CXT from September
                                           1999 through March
                                           2000

--------------------------------------------------------------------------------

             2001 Annual Report  37  American Municipal Term Trusts

--------------------------------------------------------------------------------

                                                                                                    NUMBER OF            OTHER
                            POSITION(S)       TERM OF OFFICE                                    PORTFOLIOS IN FUND   DIRECTORSHIPS
                                HELD          AND LENGTH OF        PRINCIPAL OCCUPATION(S)       COMPLEX OVERSEEN       HELD BY
 NAME, ADDRESS, AND AGE      WITH FUND         TIME SERVED           DURING PAST 5 YEARS           BY DIRECTOR         DIRECTOR
-------------------------  --------------  --------------------  ----------------------------  --------------------  -------------
James D. Alt, 50 South     Assistant       Re-elected by the     Partner, Dorsey & Whitney              NA                NA
Sixth Street,              Secretary       Board annually;       LLP, a Minneapolis- based
Suite 1500, Minneapolis,                   Assistant Secretary   law firm
Minnesota 55402 (50)                       of BXT and CXT since
                                           September 1999

Kathleen L. Prudhomme, 50  Assistant       Re-elected by the     Partner, Dorsey & Whitney              NA                NA
South Sixth Street,        Secretary       Board annually;       LLP, a Minneapolis- based
Suite 1500, Minneapolis,                   Assistant Secretary   law firm
Minnesota 55402 (48)                       of BXT and CXT since
                                           September 1999

Douglas G. Hess, 612 E.    Assistant       Re-elected by the     Assistant Vice President,              NA                NA
Michigan Street,           Secretary       Board annually;       Fund Compliance
Milwaukee, WI 53202 (34)                   Assistant Secretary   Administrator, U.S. Bancorp
                                           of BXT and CXT since  Fund Services, LLC (FKA
                                           September 2001        Firstar Mutual Fund
                                                                 Services, LLC) since March
                                                                 1997

* MESSRS. SCHREIER, JORDAHL, TORVIK, WILSON, NELSON AND CHOSY ARE EACH OFFICERS OF U.S. BANCORP ASSET MANAGEMENT, INC., WHICH SERVES AS INVESTMENT ADVISOR FOR BXT AND CXT.

--------------------------------------------------------------------------------

             2001 Annual Report  38  American Municipal Term Trusts

[LOGO US BANCORP] Asset Management

AMERICAN MUNICIPAL TERM TRUSTS
2001  annual Report

U.S. Bancorp Asset Management, Inc., is a subsidiary of U.S. Bank National Association. U.S. Bank National Association is a separate entity and wholly owned subsidiary of U.S. Bancorp.


[LOGO RECYCLED PAPER]This document is printed on paper containing 30%
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2/2002    2015-02    BXT/CXT-AR